Share-based Payment - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Sep. 30, 2017 yr Options	Aug. 31, 2017 BRL (R$)	Aug. 31, 2016	Dec. 31, 2017 BRL (R$) yr Options Plans shares	Dec. 31, 2016 BRL (R$) yr	Dec. 31, 2015 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr	5
Number of options granted | Options	255,000			3,906,300
General and Administrative Expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense on stock option plan				R$ 464,000	R$ 0
Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense on stock option plan				5,972,000	8,369,000	R$ 11,289,000
Expense to be recognized on stock option				R$ 3,855,000
Stock option plan maximum percentage limit of distribution				3.00%
Number of share based payment plans | Plans				2
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense on stock option plan				R$ 856,000
Number of options granted | Options				159,080
Approved share-based compensation models | Plans				2
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan maximum percentage limit				5.00%
Number of options granted | Options				13,214,000
Long term retention plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr				10
Percentage of shares in equity compensation			1.00%
Eligible period for long-term retention agreement			10 years
Number of options granted | shares				13,534,365
Expense to be recognized on stock option due to modifications of plan		R$ 18,186,000		R$ 30,747,000
Expense to be recognized on stock option				R$ 48,933,000	R$ 0
April 27, 2017 [member] | Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr				5
Number of options granted | Options				274,000
Fair value at grant				R$ 32.11
July 31, 2017 [member] | Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr				5
Number of options granted | Options				298,107
Fair value at grant				R$ 36.06
April 20, 2017 [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr				5
Number of options granted | Options				61,300
Fair value at grant				R$ 37.29
December 08, 2017 [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr				5
Number of options granted | Options				97,780
Fair value at grant				R$ 36.37
Stock option plan [member] | Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (years) | yr				2.6	3.4
Weighted average prices at exercise date for stock options exercised				R$ 29.84	R$ 29.05
Stock option plan [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				18.90	19.31
Stock option plan [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				R$ 48.31	R$ 47.82